Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Purchased Loans (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2021 JPY (¥)
Credit Loss [Abstract]
Purchase price	¥ 2,705
Allowance for credit losses at acquisition date	3,899
Discount or premium attributable to other factors	254
Par value	¥ 6,858